Expenses	12 Months Ended
Jun. 30, 2026
Expenses [Abstract]
Expenses
7.	Expenses
	2026 $’000	2025 $’000	2024 $’000
Administration and corporate overheads	4,931	3,118	4,460
Changes in inventories of finished goods and work in progress	(17,847)	16,500	(21,390)
Depreciation and amortisation expense	23,630	24,983	22,146
Employee benefits expense	36,378	27,917	30,489
External services	119,236	111,160	115,778
Impairment and write down of financial assets	–	354	5,333
Loss on termination and settlement of contracts	7,218	–	–
Net loss on disposal of financial and non-financial assets	102	–	828
Net movement in inventories relating to net realisable value adjustments (1)	(9,454)	2,718	6,843
Raw materials and consumables used	36,445	30,223	29,354
All other operating expenses	7,849	8,137	8,766
Total expenses (2)	208,488	225,110	202,607

(1)	Refer to Note 11 (b) for details on the net movement in inventories relating to net realisable value adjustments.
(2)
The amount reported for the year ended 30 June 2026 includes $8.7 million of non-recurring merger transaction and integration costs (2025: $8.1 million; 2024: Nil), of which $8.2 million is included within ‘External services’ (2025: $8.0 million; 2024: Nil), $0.4 million is included within ‘Administration and corporate overheads’ (2025: $0.1 million; 2024: Nil), and $0.1 million is included within ‘Employee benefits expense’ (2025 and 2024: Nil).